Trade Payables and Other Current Liabilities - Summary of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Payables and Other Current Liabilities
Employee-related payables	€ 1,866	€ 1,518	€ 1,405
Accrued payroll and other employeerelated taxes	1,340	1,234	1,375
VAT payable	2,128	879	753
Other accrued taxes and employeerelated expenses	140	178	106
Other miscellaneous payables	12	2,979	3,198
Other current liabilities	€ 5,485	€ 6,789	€ 6,838